Share-Based Awards - Schedule of Stock Options (Detail) (USD $)	0 Months Ended		12 Months Ended
	Feb. 18, 2014	Sep. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding, beginning balance			4,643,734
Forfeited			0
Granted	3,479,604	355,884	3,479,604
Outstanding, ending balance			8,123,338	4,643,734
Exercisable			5,218,911	4,376,820	2,143,925
Weighted Average Exercise Price Per Share
Outstanding, beginning balance			$ 3.55
Forfeited			$ 0
Granted	$ 2.04	$ 2.17	$ 2.04
Outstanding, ending balance			$ 2.90	$ 3.55
Exercisable			$ 2.90
Weighted Average Grant-date Fair Value
Outstanding, beginning balance			$ 1.25
Forfeited			$ 0
Granted			$ 0.65
Outstanding, ending balance			$ 0.99	$ 1.25
Exercisable			$ 0.99
Weighted Average Remaining Contractual Term (Years)
Granted			7 years 1 month 17 days
Outstanding			5 years 4 months 13 days	4 years 18 days
Exercisable			5 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding			$ 0
Exercisable			$ 0